Restatement	12 Months Ended
Dec. 31, 2024
Description Of Nature Of Accounting Errors In Prior Periods [Abstract]
Restatement	36 Restatement
The Group restated the consolidated statement of financial position as of 31 December 2023 to correct errors as follows.
The Group evaluated the materiality of the misstatements outlined below in accordance with Staff
Accounting Bulletin (“SAB”) No. 99, Materiality, and SAB No. 108, considering both qualitative and quantitative factors. The Group determined the misstatement in the consolidated statement of financial position as at 31 December 2023 and 2022, and each of the three years in the period ended 31
December 2023 (the “2023 Consolidated Financial Statements”)  was immaterial and did not require restatement of the previously issued 2023 Consolidated Financial Statements. The correction of this error did not change the total assets and does not impact the consolidated income statement, statements of comprehensive income, cash flows or of changes in equity.
Restatement of consolidated statement of financial position as of 31 December 2023
Presentation of derivative instruments
During the preparation of these financial statements, the Group noted an error in the presentation of derivative instruments on the statement of financial position as at 31 December 2023. The Group presented certain legs of derivative instruments separately within derivative instruments assets and derivative instruments liabilities; however they should have been presented as one unit of account.
The Group determined the misstatement in the consolidated financial position as at 31 December
2023 included in the consolidated statement of financial position as at 31 December 2023 in the 2023
Group Annual Report was immaterial and did not require restatement of the previously issued consolidated financial statements.  The error did not impact the consolidated income statement, statements of comprehensive income, changes in equity, and cash flows included in the previously issued
2023 Consolidated Financial Statements. The restatement is summarised in the table below.

	As reported	Adjustment	As restated
31 December 2023	$m	$m	$m
Derivative instruments - assets	794.1	(138.5)	655.6
Total current assets	17,074.5	(138.5)	16,936.0
Total assets	17,750.1	(138.5)	17,611.6
Derivative instruments - liabilities	540.7	(138.5)	402.2

Total current liabilities	16,023.2	(138.5)	15,884.7
Total liabilities	16,974.2	(138.5)	16,835.7
There was no impact as at 1 January 2023 arising from this restatement.
Presentation of equity instruments
The Group noted an error in the presentation of equity instruments on the statement of financial position as at 31 December 2023 and as at 31 December 2022. The Group should present certain equity instruments that are pledged with the Options Clearing Corporation (‘OCC’), and that can be repledged by the OCC, separately from other unpledged equity instruments in accordance with IFRS 9 Financial
Instruments. As restated, equity instruments (pledged as collateral) is $1,331.7m, and equity instruments
(unpledged) is $189.6m as at 31 December 2023. As reported, equity instruments  as at 31 December
2023 were $1,521.3m. As at 1 January 2023, the impact of this adjustment was as follows; Equity instruments (pledged as collateral) is $241.1m, and equity instruments (unpledged) is $168.9m as at 1
January 2023. Total equity instruments as at 1 January 2023 were $410.0m.
Changes in presentation
The following changes in the comparative period in the consolidated statement of financial position and accompanying notes have been made in order to conform to the current period presentation. These are voluntary changes in presentation to provide more useful information, and are not due to error.
Fixed income securities are now presented separately in the statement of financial position owing to their homogeneous nature, distinguishing them from Treasury instruments, where they were previously presented.
To present trade and other receivables and payables with a homogenous group of financial assets and liabilities, the Group reclassified amounts from the separate categories “Amounts due from exchanges, clearing houses and other counterparties”, “Trade debtors”, “Default funds and deposits”, and
“Other debtors”, to be included within the categories “Amounts receivable from clients” and “Loans receivable”; please see note 20 Trade and other receivables and note 31 Financial instruments. The
Group reclassified amounts from the separate categories “Amounts due to exchanges, clearing houses and other counterparties”, “Accruals”, “Other tax and social security taxes”, and “Other creditors”, to be included within the categories “Amounts payable to clients” and “Trade payables”; please see note 24
Trade and other payables and note 31 Financial instruments.